Associated companies (Tables)	12 Months Ended
Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Associates	As of December 31, 2022 and 2021, associated companies accounted for under the equity method of accounting consisted of the following:

	% Ownership as of December 31, 2022	As of December 31,
		2022	2021
Shannon Engine Support Ltd (“SES”)	50.0	$634,701	530,815
AerDragon Aviation Partners Limited and its Subsidiaries (“AerDragon”)	16.7	88,240	81,336
Other	5.7-39.3	88,278	92,936
		$811,219	$705,087